Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments [Abstract]
Commitments

6. Commitments

Commencing on the closing date of the Offering through the earlier of consummation of the Business Combination or the company's voluntary liquidation, the Company will pay ACM a total of $7,500 per month for accounting, legal and operational support, access to support staff, and information technology infrastructure. In the normal course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. The Company does not anticipate recognizing any loss relating to these arrangements.

6. Commitments

Commencing on the closing date of the Offering through the earlier of consummation of the Business Combination or the Company's voluntary liquidation, the Company will pay ACM a total of $7,500 per month for accounting, legal and operational support, access to support staff, and information technology infrastructure. In the normal course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. The Company does not anticipate recognizing any loss relating to these arrangements.